UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2011            (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Trilogy Global Equity Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 96.5%
Consumer Discretionary — 12.9%
Advance Auto Parts, Inc. (United States)	4,386	$241,098
Carnival PLC (United Kingdom)	5,941	205,279
Daimler AG (Germany)	4,298	311,587
Esprit Holdings, Ltd. (Hong Kong)	32,700	95,200
Ford Motor Co. (United States)*	21,270	259,707
Hanesbrands, Inc. (United States)*	7,541	230,076
Hennes & Mauritz AB, B Shares (Sweden)	8,022	274,268
Honda Motor Co., Ltd. (Japan)	3,800	150,769
Hyundai Motor Co. (South Korea)	1,278	284,520
Lennar Corp., Class A (United States)	13,435	237,665
Li & Fung, Ltd. (Hong Kong)	103,400	171,933
McDonald’s Corp. (United States)	2,286	197,693
NIKE, Inc., Class B (United States)	2,972	267,926
Nitori Holdings Co., Ltd. (Japan)	2,500	243,240
Omnicom Group, Inc. (United States)	5,258	246,705
Stanley Electric Co., Ltd. (Japan)	11,200	190,555
TJX Cos., Inc. (United States)	5,502	304,261
Toyota Motor Corp. (Japan)	6,200	253,109
Urban Outfitters, Inc. (United States)*	6,037	196,444
Walt Disney Co., The (United States)	6,777	261,728
Yamada Denki Co., Ltd. (Japan)	1,060	84,869
Total Consumer Discretionary		4,708,632
Consumer Staples—8.3%
Anheuser-Busch InBev NV (Belgium)	6,832	393,214
British American Tobacco PLC (United Kingdom)	9,305	429,529
Colgate-Palmolive Co. (United States)	1,834	154,753
Imperial Tobacco Group PLC (United Kingdom)	9,202	318,540
Japan Tobacco, Inc. (Japan)	65	294,571
Jeronimo Martins SGPS, S.A. (Portugal)	16,225	317,473
PepsiCo, Inc. (United States)	5,573	356,895
Philip Morris International, Inc. (United States)	7,211	513,207
Tesco PLC (United Kingdom)	38,912	244,420
Total Consumer Staples		3,022,602
Energy—12.4%
Apache Corp. (United States)	2,538	314,001
BG Group PLC (United Kingdom)	15,149	357,160
Canadian Natural Resources, Ltd. (Canada)	3,866	156,105
Ensco PLC, ADR (United Kingdom)	6,147	327,328
Exxon Mobil Corp. (United States)	5,710	455,601
Gazprom OAO, ADR (Russia)*	26,163	374,384

	Shares	Value
Noble Corp. (Switzerland)	8,706	$320,990
Noble Energy, Inc. (United States)	2,675	266,644
Occidental Petroleum Corp. (United States)	4,025	395,175
Petroleo Brasileiro, S.A., ADR (Brazil)	10,703	363,581
Petroleum Geo-Services ASA (Norway)*	15,465	250,811
Reliance Industries, Ltd., GDR (India) (a)	8,325	313,495
Southwestern Energy Co. (United States)*	5,790	258,002
Statoil ASA (Norway)	15,446	380,693
Total Energy		4,533,970
Financials—19.1%
Aflac, Inc. (United States)	4,459	205,382
Akbank T.A.S. (Turkey)	42,515	184,817
Allianz SE (Germany)	3,267	425,741
American Express Co. (United States)	4,666	233,487
Banco Bradesco, S.A., ADR (Brazil)	16,054	308,718
Bank of America Corp. (United States)	26,778	260,014
BNP Paribas (France)	3,267	211,878
Credit Suisse Group AG (Switzerland)*	12,782	459,545
DBS Group Holdings, Ltd. (Singapore)	17,000	219,076
Goldman Sachs Group, Inc., The (United States)	2,639	356,186
HSBC Holdings PLC (United Kingdom)	46,932	457,553
Industrial & Commercial Bank of China, Ltd. (China)	582,000	442,000
Intesa Sanpaolo SpA (Italy)	126,700	292,272
JPMorgan Chase & Co. (United States)	15,177	613,910
Nomura Holdings, Inc. (Japan)	39,400	191,276
Prudential PLC (United Kingdom)	31,189	351,318
Sony Financial Holdings, Inc. (Japan)	8,300	149,427
Sumitomo Mitsui Financial Group, Inc. (Japan)	24,600	773,890
US Bancorp (United States)	14,767	384,828
Wells Fargo & Co. (United States)	17,044	476,209
Total Financials		6,997,527
Health Care—7.1%
Baxter International, Inc. (United States)	8,935	519,749
Celgene Corp. (United States)*	5,567	330,123
Fresenius SE & Co. KGaA (Germany)	3,464	370,610
Medco Health Solutions, Inc. (United States)*	6,397	402,243
Roche Holding AG (Switzerland)	2,741	491,861
Sonova Holding AG (Switzerland)*	3,006	284,731
Zimmer Holdings, Inc. (United States)*	3,206	192,424
Total Health Care		2,591,741
Industrials—13.5%
3M Co. (United States)	5,350	466,195

Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—13.5% (continued)
Bureau Veritas S.A. (France)	2,970	$242,228
Delta Air Lines, Inc. (United States)*	35,183	277,594
East Japan Railway Co. (Japan)	3,500	220,271
Experian PLC (Ireland)	26,345	346,314
FANUC Corp. (Japan)	800	151,338
Fiat Industrial SpA (Italy)*	28,516	376,404
G4S PLC (United Kingdom)	84,359	378,978
General Electric Co. (United States)	14,930	267,396
Hutchison Whampoa, Ltd. (Hong Kong)	38,000	442,661
Keppel Corp., Ltd. (Singapore)	16,900	155,330
Mitsubishi Corp. (Japan)	7,100	189,898
Mitsubishi Electric Corp. (Japan)	15,500	183,025
Mitsui & Co., Ltd. (Japan)	8,800	165,677
Ryanair Holdings PLC, ADR (Ireland)	8,614	234,215
Union Pacific Corp. (United States)	2,756	282,435
Vallourec S.A. (France)	2,825	286,270
Wolseley PLC (Switzerland)	9,208	273,364
Total Industrials		4,939,593
Information Technology—15.1%
Apple, Inc. (United States)*	1,076	420,156
Canon, Inc. (Japan)	3,200	154,277
Cisco Systems, Inc. (United States)	25,949	414,406
eBay, Inc. (United States)*	10,998	360,185
Google, Inc., Class A (United States)*	1,522	918,816
Hewlett-Packard Co. (United States)	12,957	455,568
Marvell Technology Group, Ltd. (Bermuda)*	19,618	290,739
Microsoft Corp. (United States)	29,272	802,053
Oracle Corp. (United States)	8,228	251,612
Samsung Electronics Co., Ltd., GDR (South Korea)	1,189	470,199
SAP AG (Germany)	8,020	501,430
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	27,649	341,742

	Shares	Value
Yahoo Japan Corp. (Japan)	406	$143,994
Total Information Technology		5,525,177
Materials—4.6%
BHP Billiton PLC (United Kingdom)	10,693	399,436
Praxair, Inc. (United States)	2,191	227,075
Rio Tinto, Ltd. (Australia)	1,784	156,300
Syngenta AG (Switzerland)*	986	313,878
Vale, S.A., Sponsored ADR (Brazil)	7,730	250,761
Yara International ASA (Norway)	5,941	339,351
Total Materials		1,686,801
Telecommunication Services—2.1%
Koninklijke KPN NV (Netherlands)	24,134	344,177
Sprint Nextel Corp. (United States)*	40,906	173,032
Vodafone Group PLC (United Kingdom)	91,165	255,658
Total Telecommunication Services		772,867
Utilities—1.4%
AES Corp., The (United States)*	22,899	281,887
ITC Holdings Corp. (United States)	3,567	250,617
Total Utilities		532,504
Total Common Stocks
(cost $35,863,362)		35,311,414
Other Equities—1.0%
iPath MSCI India Index ETN (United States)* (cost $376,560)	5,441	369,281
Short-Term Investments—2.3%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.03%[1] (cost $829,363)	829,363	829,363
Total Investments—99.8%
(cost $37,069,285)		36,510,058
Other Assets, less Liabilities—0.2%		67,925
Net Assets—100.0%		$36,577,983

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 97.6%
Consumer Discretionary —12.4%
Anta Sports Products, Ltd. (China)	45,000	$67,836
Corporation GEO, S.A.B. de C.V., Series B (Mexico)*	41,274	82,672
Desarrolladora Homex, S.A.B. de C.V., ADR (Mexico)*	3,213	84,341
Dongfeng Motor Group Co., Ltd., Class H (China)	98,000	193,726
Gafisa, S.A., ADR (Brazil)	6,761	64,703
Hyundai Motor Co. (South Korea)	644	143,373
MRV Engenharia e Participacoes, S.A. (Brazil)	14,638	107,696
Naspers, Ltd. (South Africa)	4,976	266,307
Parkson Retail Group, Ltd. (China)	71,500	100,542
Woongjin Coway Co., Ltd. (South Korea)	3,500	135,133
Total Consumer Discretionary		1,246,329
Consumer Staples—4.7%
Anadolu Efes Biracilik Ve Malt, Sanayii A.S. (Turkey)	3,371	44,498
E-mart Co., Ltd. (South Korea)*	561	146,329
Jeronimo Martins SGPS, S.A. (Portugal)	3,826	74,863
SABMiller PLC (United Kingdom)	3,889	145,724
Shinsegae Co., Ltd. (South Korea)	198	61,599
Total Consumer Staples		473,013
Energy—15.1%
Adaro Energy Tbk PT (Indonesia)	194,067	60,173
Banpu PCL (Thailand)	4,200	102,526
China Shenhua Energy Co., Ltd. (China)	37,000	185,522
CNOOC, Ltd., ADR (Hong Kong)	918	204,081
Ecopetrol, S.A., ADR (Colombia)	1,700	71,825
Gazprom OAO, ADR (Russia)*	18,896	270,395
Pacific Rubiales Energy Corp. (Canada)	3,000	86,284
PetroChina Co., Ltd., ADR (China)	825	117,340
Petroleo Brasileiro, S.A., ADR (Brazil)	5,863	199,166
Rosneft Oil Co., GDR (Russia)	5,251	44,563
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	25,000	62,550
TMK OAO, GDR (Russia)	3,523	61,875
Yanzhou Coal Mining Co., Ltd., Class H (China)	16,000	61,295
Total Energy		1,527,595
Financials—27.5%
ABSA Group, Ltd. (South Africa)	5,432	106,733
African Bank Investments, Ltd. (South Africa)	11,585	58,341

	Shares	Value
Banco Bradesco, S.A., ADR (Brazil)	12,650	$243,260
Banco Santander Brasil, S.A., ADR (Brazil)	11,462	106,367
Banco Santander Chile, ADR (Chile)	527	49,000
BanColombia, S.A., ADR (Colombia)	805	53,372
Bangkok Bank PCL (Thailand)	23,300	137,725
Bank Mandiri Tbk PT (Indonesia)	64,500	59,419
Bidvest Group, Ltd. (South Africa)	443	10,396
BR Malls Participacoes, S.A. (Brazil)	11,512	132,130
China Construction Bank Corp. (China)	141,000	113,462
China Life Insurance Co, Ltd. (China)	22,000	73,371
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	19,944	87,339
Haci Omer Sabanci Holding A.S. (Turkey)	20,656	80,553
Housing Development Finance Corp. (India)	6,862	106,785
Industrial & Commercial Bank of China, Ltd. (China)	246,000	186,825
Itau Unibanco Holding, S.A., ADR (Brazil)	4,237	86,308
Kasikornbank PCL, NVDR (Thailand)	15,500	72,995
Kasikornbank PCL (Thailand)	30,500	144,767
KB Financial Group, Inc., ADR (South Korea)	1,433	71,091
Komercni Banka A.S. (Czech Republic)	488	108,780
Power Finance Corp, Ltd. (India)*	9,918	41,383
Powszechna Kasa Oszczednosci Bank Polski,S.A. (Poland)	7,658	112,869
Sberbank of Russia (Russia)	53,990	197,849
Shinhan Financial Group Co., Ltd. (South Korea)	1,656	79,326
State Bank of India, GDR (India)	1,230	136,284
Turkiye Garanti Bankasi A.S. (Turkey)	27,058	118,732
Total Financials		2,775,462
Health Care—2.1%
Aspen Pharmacare Holdings, Ltd. (South Africa)*	12,762	158,857
Mindray Medical International, Ltd., ADR (China)	1,824	49,394
Total Health Care		208,251
Industrials—3.9%
CCR, S.A. (Brazil)	3,963	118,646
China Communications Construction Co., Ltd., Class H (China)	55,000	46,651
IRB Infrastructure Developers, Ltd. (India)*	8,693	34,071
Localiza Rent a Car, S.A. (Brazil)	7,117	114,727
Tata Motors, Ltd., Sponsored ADR (India)	2,508	53,721
Unitech, Ltd. (India)*	42,059	29,003
Total Industrials		396,819

Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology — 13.1%
Delta Electronics, Inc. (Taiwan)	12,000	$42,474
Hon Hai Precision Industry Co., Ltd. (Taiwan)	29,700	84,700
Infosys Technologies, Ltd., Sponsored ADR (India)	1,886	117,347
Lenovo Group, Ltd. (China)	16,000	10,154
NHN Corp. (South Korea)*	1,075	213,999
Samsung Electronics Co., Ltd. (South Korea)	406	325,110
Synnex Technology International Corp. (Taiwan)	46,836	120,236
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	62,000	154,079
Tata Consultancy Services, Ltd. (India)	3,992	102,707
Unimicron Technology Corp. (Taiwan)	62,000	110,306
Wistron Corp. (Taiwan)	24,000	40,411
Total Information Technology		1,321,523
Materials—13.1%
Anhui Conch Cement Co., Ltd. (China)	21,000	97,978
BHP Billiton PLC (United Kingdom)	3,499	130,860
Fushan International Energy Group, Ltd. (Hong Kong)	130,000	73,262
Grupo Mexico, S.A.B. de C.V. (Mexico)	46,076	169,979
Huabao International Holdings, Ltd. (Hong Kong)	73,000	61,841
Israel Chemicals, Ltd. (Israel)	7,670	128,960
LG Chem, Ltd. (South Korea)	218	97,213
Magnitogorsk Iron & Steel Works, GDR (Russia)	4,021	44,633

	Shares	Value
Novolipetsk Steel OJSC, GDR (Russia)	3,808	$141,967
Sterlite Industries India, Ltd., ADR (India)	8,896	131,394
Vale, S.A., Sponsored ADR (Brazil)	7,448	241,613
Total Materials		1,319,700
Telecommunication Services—3.6%
America Movil, S.A.B de C.V., Series L, ADR (Mexico)	3,188	82,250
Bharti Airtel, Ltd. (India)*	6,151	60,779
Mobile Telesystems OJSC, Sponsored ADR (Russia)	5,230	98,219
MTN Group, Ltd. (South Africa)	5,612	121,406
Total Telecommunication Services		362,654
Utilities—2.1%
Federal Grid Co. Unified Energy System JSC (Russia)	4,072,487	52,942
GAIL India, Ltd. (India)*	9,700	101,211
Tractebel Energia, S.A. (Brazil)	3,652	61,603
Total Utilities		215,756
Total Common Stocks
(cost $9,818,971)		9,847,102
Short-Term Investments—1.6%
Dreyfus Cash Management Fund, Institutional
Class Shares, 0.03%[1]
(cost $158,335)	158,335	158,335
Total Investments—99.2%
(cost $9,977,306)		10,005,437
Other Assets, less Liabilities—0.8%		84,921
Net Assets—100.0%		$10,090,358

Trilogy International Small Cap Fund

Schedule of Portfolio Investments

July 31, 2011 (unaudited)

	Shares	Value
Common Stocks — 96.5%
Consumer Discretionary —12.4%
Anta Sports Products, Ltd. (China)	83,000	$125,116
Cia Hering (Brazil)	9,690	206,003
Corporation GEO, S.A.B. de C.V., Series B (Mexico)*	91,976	184,229
Debenhams PLC (United Kingdom)	128,545	140,389
Gafisa, S.A., ADR (Brazil)	13,182	126,152
MRV Engenharia e Participacoes, S.A. (Brazil)	20,410	150,162
New World Department Store China, Ltd. (Hong Kong)	239,000	174,771
SAF-Holland SA (Germany)*	24,892	280,774
Stanley Electric Co., Ltd. (Japan)	11,292	192,120
Woongjin Coway Co., Ltd. (South Korea)	2,900	111,967
Total Consumer Discretionary		1,691,683
Consumer Staples—10.6%
Asian Bamboo AG (Germany)	10,337	339,398
Asian Citrus Holdings, Ltd. (Hong Kong)	253,200	227,777
Bakkafrost P/F (Faroe Islands)	33,124	246,694
New Britain Palm Oil, Ltd. (New Guinea)*	18,308	284,068
PureCircle, Ltd. (Bermuda)	186,933	343,661
Total Consumer Staples		1,441,598
Energy—16.8%
Electromagnetic GeoServices AS (Norway)*	160,324	339,701
Fred Olsen Energy ASA (Norway)	6,379	246,603
Grande Cache Coal Corp. (Canada)*	43,700	398,832
Ithaca Energy, Inc. (Canada)*	115,202	268,879
Lamprell PLC (Arab Emirates)	42,276	266,402
Paladin Energy, Ltd. (Australia)*	76,555	219,945
Polarcus, Ltd. (Arab Emirates)*	283,865	294,710
Premier Oil PLC (United Kingdom)*	36,832	244,422
Total Energy		2,279,494
Financials—10.9%
Close Brothers Group PLC (United Kingdom)	20,334	247,610
Credit Saison Co., Ltd. (Japan)	17,600	298,512
First Pacific Co., Ltd. (Hong Kong)	246,000	247,343
GP Investments, Ltd., BDR (Brazil)*	55,997	175,481
International Personal Finance PLC (United Kingdom)	44,625	230,279
Lancashire Holdings, Ltd. (Bermuda)	24,816	283,737
Total Financials		1,482,962
Health Care—7.3%
China Kanghui Holdings, Inc., ADR (China)*	6,501	141,657
Hikma Pharmaceuticals PLC (United Kingdom)	20,641	231,180

	Shares	Value
Santen Pharmaceutical Co., Ltd. (Japan)	4,491	$180,786
Sawai Pharmaceutical Co., Ltd. (Japan)	2,387	246,643
WuXi PharmaTech Cayman, Inc., ADR (China)*	12,466	194,220
Total Health Care		994,486
Industrials—20.8%
Ashtead Group PLC (United Kingdom)	141,523	372,211
Deutz AG (Germany)*	40,975	395,611
Hitachi Transport System, Ltd. (Japan)	19,760	355,187
Intrum Justitia AB (Sweden)	31,268	484,430
KUKA AG (Germany)*	10,800	288,335
Localiza Rent a Car, S.A. (Brazil)	5,459	88,000
Manitou BF, S.A. (France)*	5,855	178,540
Rational AG (Germany)	1,039	281,384
Wacker Neuson SE (Germany)	21,765	384,134
Total Industrials		2,827,832
Information Technology—11.7%
Aixtron SE NA (Germany)	8,379	225,101
Digital China Holdings, Ltd. (Hong Kong)	104,000	177,141
RIB Software AG (Germany)*	14,700	114,062
Simplo Technology Co., Ltd. (Taiwan)	22,990	198,141
So-net Entertainment Corp. (Japan)	66	321,783
Synnex Technology International Corp. (Taiwan)	116,669	299,509
Totvs, S.A. (Brazil)	14,670	254,456
Total Information Technology		1,590,193
Materials—4.3%
Aquarius Platinum, Ltd. (Australia)	54,974	256,157
Huabao International Holdings, Ltd. (Hong Kong)	122,000	103,351
Medusa Mining, Ltd. (Australia)	28,600	221,615
Total Materials		581,123
Utilities—1.7%
AES Tiete, S.A. (Brazil)	15,681	227,503
Total Common Stocks
(cost $13,656,014)		13,116,874
Short-Term Investments—1.7%
Dreyfus Cash Management Fund, Institutional
Class Shares, 0.03%[1]
(cost $232,558)	232,558	232,558
Total Investments—98.2%
(cost $13,888,572)		13,349,432
Other Assets, less Liabilities—1.8%		249,518
Net Assets—100.0%		$13,598,950

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At July 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Trilogy Global Equity	$37,069,285	$781,136	($1,340,363)	($559,227)

Trilogy Emerging Markets Equity	9,977,306	522,056	(493,925)	28,131

Trilogy International Small Cap	13,888,572	732,477	(1,271,617)	(539,140)

* Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2011, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Trilogy Global Equity	$313,495	0.9%

[1]	Yield shown for each investment company represents the July 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies).

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of July 31, 2011:

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Trilogy Global Equity
Investments in Securities
Common Stocks
Financials	$2,838,734	$4,158,793	—	$6,997,527
Information Technology	4,255,277	1,269,900	—	5,525,177
Industrials	1,527,835	3,411,758	—	4,939,593
Consumer Discretionary	2,717,571	1,991,061	—	4,708,632
Energy	2,857,427	1,676,543	—	4,533,970
Consumer Staples	1,024,855	1,997,747	—	3,022,602
Health Care	1,729,270	862,471	—	2,591,741
Materials	477,836	1,208,965	—	1,686,801
Telecommunication Services	173,032	599,835	—	772,867
Utilities	532,504	—	—	532,504
Other Equities	369,281	—	—	369,281
Short-Term Investments	829,363	—	—	829,363

Total Investments	$19,332,985	$17,177,073	—	$36,510,058

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Trilogy Emerging Markets Equity
Investments in Securities
Common Stocks
Financials	$965,151	$1,810,311	—	$2,775,462
Energy	678,696	848,899	—	1,527,595
Information Technology	117,347	1,204,176	—	1,321,523
Materials	587,619	732,081	—	1,319,700
Consumer Discretionary	339,412	906,917	—	1,246,329
Consumer Staples	252,426	220,587	—	473,013
Industrials	287,094	109,725	—	396,819
Telecommunication Services	180,469	182,185	—	362,654
Utilities	114,545	101,211	—	215,756
Health Care	49,394	158,857	—	208,251
Short-Term Investments	158,335	—	—	158,335

Total Investments	$3,730,488	$6,274,949	—	$10,005,437

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets		Significant
	for Identical Investments	Significant Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Trilogy International Small Cap

Investments in Securities
Common Stocks
Industrials	$376,335	$2,451,497	—	$2,827,832
Energy	1,228,823	1,050,671	—	2,279,494
Consumer Discretionary	947,320	744,363	—	1,691,683
Information Technology	368,518	1,221,675	—	1,590,193
Financials	175,481	1,307,481	—	1,482,962
Consumer Staples	1,157,530	284,068	—	1,441,598
Health Care	335,877	658,609	—	994,486
Materials	—	581,123	—	581,123
Utilities	227,503	—	—	227,503
Short-Term Investments	232,558	—	—	232,558

Total Investments	$5,049,945	$8,299,487	—	$13,349,432

As of July 31, 2011, the Funds’ had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

ETN:	Exchange Traded Notes
NVDR:	Non-Voting Depository Receipt

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG Funds

By:	/s/ John H. Streur
John H. Streur, President

Date: September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: September 19, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: September 19, 2011